UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/01
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              10/25/01
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  50
                                        -------------------

Form 13F Information Table Value Total:  $ 326,239
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                      COM              002824100    12,242     236,095      SH     SOLE                           236,095
ALASKA COMMNCT SYS GRP COMM      COM              01167P101       404      53,092      SH     SOLE                            53,092
ALCOA INC                        COM              013817101     6,590     212,516      SH     SOLE                           212,516
AMERICAN EXPRESS                 COM              025816109     7,992     275,028      SH     SOLE                           275,028
AMERICAN INTL GROUP              COM              026874107    14,492     185,796      SH     SOLE                           185,796
ANALOG DEVICES                   COM              032654105     5,454     166,783      SH     SOLE                           166,783
AUTO DATA PROCESSING             COM              053015103    16,648     353,919      SH     SOLE                           353,919
BAXTER INTERNATIONAL INC         COM              071813109       386       7,010      SH     SOLE                             7,010
BERKSHIRE HATHAWAY CL A          COM              084670108    14,422         206      SH     SOLE                               206
BERKSHIRE HATHAWAY CL B          COM              084670207    18,395       7,895      SH     SOLE                             7,895
CABLEVISION SYS CORP CL A        COM              12686C109     6,871     167,819      SH     SOLE                           167,819
CATELLUS DEV CORP COM            COM              149111106     8,178     467,867      SH     SOLE                           467,867
COMCAST CORP - SPECIAL A         COM              200300200     7,845     218,714      SH     SOLE                           218,714
COMMONWEALTH TELEPHONE           COM              203349105     1,225      33,338      SH     SOLE                            33,338
   ENTERPRISES INC NEW
DANAHER                          COM              235851102       305       6,455      SH     SOLE                             6,455
EMERSON ELECTRIC                 COM              291011104     8,170     173,618      SH     SOLE                           173,618
FIRST CHARTER CORP               COM              319439105     1,901     116,296      SH     SOLE                           116,296
FLOWERS FOODS INC                COM              343498101     5,828     160,785      SH     SOLE                           160,785
GEMSTAR                          COM              G3788V106     3,492     177,144      SH     SOLE                           177,144
GILLETTE CO                      COM              375766102     9,807     329,088      SH     SOLE                           329,088
HOME DEPOT INC COM               COM              437076102       311       8,100      SH     SOLE                             8,100
HONEYWELL INTERNATIONAL INC      COM              438516106     4,879     184,795      SH     SOLE                           184,795
IDT CORP                         COM              448947101     4,216     366,650      SH     SOLE                           366,650
IDT CORP CL B                    COM              448947307     3,697     381,961      SH     SOLE                           381,961
ILLINOIS TOOL WORKS              COM              452308109    11,066     204,502      SH     SOLE                           204,502
INTERPUBLIC GROUP                COM              460690100     7,477     366,543      SH     SOLE                           366,543
ISTAR FINANCIAL INC              COM              45031U408     9,037     365,888      SH     SOLE                           365,888
JOHNSON & JOHNSON                COM              478160104       443       8,000      SH     SOLE                             8,000
KINDER MORGAN ENERGY UT LTD      COM              494550106       339       9,788      SH     SOLE                             9,788
   PARTNER
LAUDER ESTEE COS INC CL A        COM              518439104    11,920     359,575      SH     SOLE                           359,575
MARTIN MARIETTA MATLS COM        COM              573284106    11,270     288,171      SH     SOLE                           288,171
MELLON FINANCIAL CORP            COM              58551A108       457      14,131      SH     SOLE                            14,131
MICROSOFT                        COM              594918104     1,875      36,640      SH     SOLE                            36,640
MORGAN JP & CO INC               COM              46625H100       274       8,036      SH     SOLE                             8,036
NORTHERN BORDER PARTNR UNIT      COM              664785102       277       7,130      SH     SOLE                             7,130
   LTD PARTN
OMNICON GROUP ING                COM              681919106     1,485      22,880      SH     SOLE                            22,880
PFIZER                           COM              717081103    17,199     428,900      SH     SOLE                           428,900
PHARMACIA CORP                   COM              71712U102     6,275     154,706      SH     SOLE                           154,706
PHILIP MORRIS COS INC            COM              718154107       594      12,297      SH     SOLE                            12,297
POTASH CORP SASK INC COM         COM              73755L107       450       8,074      SH     SOLE                             8,074
PULITZER PUBLISHING              COM              745771105     4,452     100,534      SH     SOLE                           100,534
ROCKWELL INTL CORP NEW COM       COM              773903109       479      32,646      SH     SOLE                            32,646
SCHERING PLOUGH CORP             COM              806605101     8,742     235,627      SH     SOLE                           235,627
SEALED AIR                       COM              812115103    11,521     315,739      SH     SOLE                           315,739
STILWELL FINANCIAL INC           COM              860831106       247      12,663      SH     SOLE                            12,663
UST INC COM                      COM              902911106     9,371     282,256      SH     SOLE                           282,256
VIACOM INC CL B                  COM              925524100     6,217     180,198      SH     SOLE                           180,198
VORNADO RLTY TRUST               COM              929042109    13,207     332,672      SH     SOLE                           332,672
WAL MART                         COM              931142103    12,118     244,801      SH     SOLE                           244,801
WELLS FARGO                      COM              949740108    15,696     353,118      SH     SOLE                           353,118